Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets
Cash and cash equivalents		¥ 3,636,380	$ 527,226	¥ 4,418,127
Short-term investments		3,427,020	496,871	1,204,901
Prepaid expenses and other assets		2,966,751	430,138	1,899,438
Investment in subsidiaries		180,287		132,377
Total assets		21,382,911	3,100,230	18,138,551
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities		908,708	131,750	719,982
Contract liability		5,109	741	8,436
Total liabilities		8,938,422	1,295,948	7,428,941
Shareholders' equity :
Additional paid-in capital		5,692,703	825,364	5,694,733
Treasury stock		(568,595)	(82,439)	(324,171)
Statutory reserves		698,401	101,259	610,403
Accumulated other comprehensive income		52,237	7,575	(16,769)
Retained earnings		6,496,852	941,955	4,690,951		¥ 883,000
Total shareholders' equity		12,444,489	1,804,282	10,709,610	¥ 8,430,330		¥ 8,011,480
Total liabilities and shareholders' equity		21,382,911	3,100,230	18,138,551
Parent Company [Member]
Assets
Cash and cash equivalents		21,990	3,188	38,231
Short-term investments		48,752	7,068
Prepaid expenses and other assets		13,582	1,969	2,795
Amounts due from Group companies		641,549	93,016	694,123
Investment in subsidiaries	[1]	13,049,302	1,891,971	10,574,557
Total assets		13,775,175	1,997,212	11,309,706
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities		3,291	476	5,647
Contract liability		0	0	1,610
Amounts due to Group companies		1,400,183	203,007	647,199
Total liabilities		1,403,474	203,483	654,456
Shareholders' equity :
Additional paid-in capital		5,692,703	825,364	5,694,733
Treasury stock		(568,595)	(82,439)	(324,171)
Statutory reserves		698,401	101,259	610,403
Accumulated other comprehensive income		52,237	7,575	(16,769)
Retained earnings		6,496,852	941,955	4,690,951
Total shareholders' equity		12,371,701	1,793,729	10,655,250
Total liabilities and shareholders' equity		13,775,175	1,997,212	11,309,706
Class A Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares		64	9	64
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares		64	9	64
Class B Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares		39	6	39
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares		¥ 39	$ 6	¥ 39

[1]	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).